UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12-31-2006
                                              ---------------------------------

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Rock Point Advisors, LLC
          ----------------------------------------------------------------------
Address:  1 Lawson Lane
          ----------------------------------------------------------------------
          P.O. Box 700
          ----------------------------------------------------------------------
          Burlington, VT 05402
          ----------------------------------------------------------------------

Form 13F File Number:  28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     TODD A. WULFSON, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    802-864-2266
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

TODD A. WULFSON, CFA                Burlington, VT            2-15-2007
----------------------------------  -----------------------  -----------
[Signature]                         [City, State]            [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 	     105
                                        -------------------

Form 13F Information Table Value Total: $	 142,143
                                        -------------------
                                            (thousands)
List of Other Included Managers: NONE


                          FORM 13F INFORMATIONAL TABLE

									VALUE		INVESTMENT	VOTING AUTHORITY
NAME OF ISSUER				TITLE OF CLASS	CUSIP		(x$1000)SHRS	DISCRETION	SOLE	SHARED	NONE
3Com                                 	COM		885535104	2537	611535	SOLE		191800		419735
AES                                  	COM		00130H105       1362	61803	SOLE		32383		29420
Agco                                 	COM		1084102		3563	114455	SOLE		32905		81550
Altria Group                         	COM		02209S103       788	9182	SOLE		0		9182
American International Group         	COM		26874107	267	3729	SOLE		1243		2486
Ameron International                 	COM		30710107	4304	56112	SOLE		19002		37110
Anadarko Petroleum                   	COM		32511107	2656	60035	SOLE		20485		39550
Art Technology Group                 	COM		04289L107       23	10000	SOLE		10000		0
ATS Automation Tooling Sys.          	COM		1940105		1709	177400	SOLE		54300		123100
Bank of America                      	COM		60505104	475	8906	SOLE		1800		7106
Barrick Gold                         	COM		67901108	1465	47731	SOLE		8460		39271
Bladex                               	COM		P16994132       1450	84795	SOLE		21090		63705
BP Plc ADR                           	SPONSORED ADR	55622104	663	9885	SOLE		5647		4238
Bristol-Myers Squibb                 	COM		110122108	522	19850	SOLE		8853		10997
Calavo Growers                       	COM		128246105	1858	180913	SOLE		54603		126310
Canadian Oil Sands Trust             	COM		13642L100       1208	43108	SOLE		11600		31508
Cemex ADR                            	SPON ADR 5 ORD	151290889	4813	141450	SOLE		40388		101062
ChevronTexaco                        	COM		166764100	1433	19488	SOLE		11840		7648
Chiquita Banana                      	COM		170032809	2771	172990	SOLE		63780		109210
Cincinnati Financial                 	COM		172062101	292	6451	SOLE		0		6451
Cisco Systems                        	COM		17275R102       247	9036	SOLE		2300		6736
Cohen & Steers Select Utility        	COM		19248A109       1947	79188	SOLE		20170		59018
Corning                              	COM		219350105	2040	108704	SOLE		33869		74835
Daystar                              	COM		23962Q100	578	146575	SOLE		48050		98525
Deere                                	COM		244199105	3061	32075	SOLE		9540		22535
Devon Energy                         	COM		25179M103       3732	55142	SOLE		19311		35831
Discovery Holdings A                 	CL A COM	25468Y107       166	10185	SOLE		3575		6610
Distributed Energy Systems           	COM		25475V104       368	102200	SOLE		26200		76000
Dollar General                       	COM		256669102	166	10345	SOLE		8495		1850
Dominion Resources                   	COM		25746U109       528	6300	SOLE		3000		3300
Dot Hill                             	COM		25848T109       1394	354825	SOLE		97875		256950
DuPont                               	COM		263534109	527	10828	SOLE		6379		4449
Eastman Chemical                     	COM		277432100	304	5133	SOLE		2133		3000
Eaton Vance Floating Rate            	COM		278279104	3815	206030	SOLE		66805		139225
Eaton Vance Sr. Floating Rate        	COM		27828Q105       3071	166267	SOLE		40567		125700
Eldorado Gold                        	COM		284902103	76	14000	SOLE		14000		0
Emerson Electric                     	COM		291011104	434	9852	SOLE		6640		3212
Enesco Grp Inc      Illinois         	COM		292973104	12	64600	SOLE		21400		43200
Exxon Mobil                          	COM		30231G102       3063	39974	SOLE		17595		22379
Gabelli Global Utility & Incom       	COM SH BEN INT	36242L105       257	11600	SOLE		2200		9400
General Electric                     	COM		369604103	3015	81015	SOLE		33076		47939
General Mills                        	COM		370334104	908	15760	SOLE		9060		6700
Glencairn Gold Corp                  	COM		377903109	210	428300	SOLE		396300		32000
Green Mountain Coffee                	COM		393122106	2768	55385	SOLE		20750		34635
Grupo TMM                            	SP ADR A SHS	40051D105	838	332700	SOLE		125650		207050
H&Q Life Sciences                    	SH BEN INT	404053100	2167	161044	SOLE		50450		110594
Health Care REIT                     	COM		42217K106       3047	70637	SOLE		17223		53414
Hitachi ADR                          	ADR		433578507	475	7610	SOLE		2800		4810
Hugoton Royalty Trust                	UNIT BEN INT	444717102	2929	118720	SOLE		37160		81560
Iamgold                              	COM		450913108	1393	158115	SOLE		59700		98415
IDT                                  	COM		448947101	759	56125	SOLE		18450		37675
Imperial Oil                         	COM		453038408	446	12100	SOLE		0		12100
ING Prime Rate Trust                 	COM		44977W106       72	10000	SOLE		0		10000
International Business Machine       	COM		459200101	216	2224	SOLE		266		1958
Johnson & Johnson                    	COM		478160104	365	5525	SOLE		1100		4425
Kadant                               	COM		48282T104       1053	42694	SOLE		15094		27600
Kinross Gold                         	COM NO PAR	496902404	2132	179420	SOLE		69450		109970
Koninklijke Ahold                    	SPON ADR NEW	500467303	1310	123800	SOLE		35050		88750
Korea Electric Power                 	COM		Y48406105       1105	23480	SOLE		3360		20120
Ladenburg Thalmann Financial S       	COM		50575Q102       18	15000	SOLE		15000		0
Layne Christensen                    	COM		521050104	1870	56950	SOLE		18200		38750
Liberty Global Series C              	COM		530555309	1612	57554	SOLE		20244		37310
Liberty Media Hldg  Corp Cap C       	COM		53071M302       987	9999	SOLE		3356		6643
Liberty Media Hldg  Corp Inter       	COM		53071M104       1042	47922	SOLE		16286		31636
Lime Energy                          	COM		53261U106       519	576696	SOLE		177574		399122
M.S. Emerging Markets Debt Fun       	COM		61744H105       125	11500	SOLE		0		11500
Managed Municipal Portfolio          	COM		561662107	176	15907	SOLE		0		15907
McClatchy                            	CL A		579489105	2755	62620	SOLE		18830		43790
Met-Pro                              	COM		590876306	1343	87518	SOLE		27885		59633
MFS Gov't Markets Income             	SH BEN INT	552939100	159	24417	SOLE		1517		22900
MFS Multi Market Income              	SH BEN INT	552737108	252	41802	SOLE		1602		40200
Microsoft                            	COM		594918104	2090	69182	SOLE		22380		46802
Morgan Stanley                       	COM		617446448	227	2790	SOLE		1600		1190
Newell Rubbermaid                    	COM		651229106	1213	41915	SOLE		12300		29615
Newmont Mining                       	COM		651639106	636	14090	SOLE		6100		7990
Northgate Minerals                   	COM		666416102	104	30000	SOLE		30000		0
Northwest Pipe                       	COM		667746101	1493	43918	SOLE		18117		25801
Nuance Communications                	COM		67020Y100       2687	234437	SOLE		71872		162565
Nuveen Muni Value Fund               	COM		670928100	210	20156	SOLE		0		20156
Nuveen Quality Income Muni Fd        	COM		670977107	628	42120	SOLE		8570		33550
Pearson Plc                          	ADR		705015105	1597	105155	SOLE		28000		77155
Pepsico                              	COM		713448108	295	4720	SOLE		3420		1300
Pfizer                               	COM		717081103	3298	126972	SOLE		34205		92767
Platinum Group Metals                		                       	40	20000	SOLE		20000		0
Plum Creek Timber                    	COM		729251108	1495	36787	SOLE		8162		28625
PNC Financial                        	COM		693475105	1340	18100	SOLE		7795		10305
Procter & Gamble                     	COM		742718109	1783	27748	SOLE		15892		11856
Putnam Premier Income                	SH BEN INT	746853100	1919	297200	SOLE		74900		222300
Quaker Fabric                        	COM		747399103	260	220250	SOLE		52500		167750
San Juan Basin Royalty Trust         	UNIT BEN INT	798241105	761	23155	SOLE		11950		11205
Schering Plough                      	COM		806605101	234	9914	SOLE		5714		4200
SFK Pulp Fund                        	COM		784142101	968	271300	SOLE		106300		165000
Steris                               	COM		859152100	3735	148075	SOLE		47950		100125
Stewart Enterprises                  	CL A		860370105	1652	264340	SOLE		84650		179690
Streetracks Gold Trust               	GOLD SHS	863307104	505	7796	SOLE		200		7596
SunOpta                              	COM		8676EP108       3640	411285	SOLE		136205		275080
Symantec                             	COM		871503108	2596	124125	SOLE		35750		88375
Templeton Global Income              	COM		880198106	2028	213888	SOLE		60067		153821
Transcanada                          	COM		89353D107       238	6800	SOLE		6800		0
Ultralife Batteries                  	COM		903899102	2533	228340	SOLE		79450		148890
United Utilities ADR                 	SPONSORED ADR	91311Q105       2374	76763	SOLE		22560		54203
W. P. Carey                          	COM		92930Y107       2523	83420	SOLE		21680		61740
Whiting Petroleum                    	COM		966387102	567	12165	SOLE		3400		8765
Wyeth                                	COM		983024100	344	6758	SOLE		1266		5492
Xcel Energy                          	COM		98389B100       419	18179	SOLE		2829		15350
